UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
Operating activities:
Net income	¥ 2,458	$ 343	¥ 1,749
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	247	34	170
Depreciation and amortization and other	636	89	682
Impairment loss	38	5	36
Loss from equity method investments, net of dividends	57	8	41
Investment income	(10)	(1)	(52)
Foreign currency exchange loss (gain)	(653)	(92)	122
Noncash lease expense	1,143	160	1,183
Changes in operating assets and liabilities	(657)	(92)	(827)
Others	(20)	(2)	17
Net cash provided by operating activities	3,239	452	3,121
Investing activities:
Capital expenditures	(429)	(60)	(484)
Purchases of investments	(2,778)	(388)	(886)
Proceeds from maturity/sale and return of investments	4,130	576	1,981
Loan advances	(24)	(3)	(64)
Loan collections	82	12	91
Others	15	2	56
Net cash provided by investing activities	996	139	694
Financing activities:
Payment of share repurchase	(443)	(62)	(676)
Proceeds from debt	2,195	306	589
Repayment of debt	(923)	(129)	(429)
Dividend paid	(2,136)	(298)	(2,091)
Purchase of prepaid put option			(710)
Others	(30)	(4)	(46)
Net cash used in financing activities	(1,337)	(187)	(3,363)
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	90	14	(7)
Net increase in cash and cash equivalents, and restricted cash, including cash classified within assets held for sale	2,988	418	445
Less: net decrease in cash and cash equivalents classified within assets held for sale	(3)	0	(10)
Cash, cash equivalents and restricted cash at the beginning of the period	7,524	1,050	7,710
Cash, cash equivalents and restricted cash at the end of the period	10,515	1,468	8,165
Cash and cash equivalents	10,145		7,801
Restricted cash	370		364
Total cash, cash equivalents and restricted cash shown in the statements of cash flows	10,515		8,165
Supplemental disclosure of cash flow information:
Interest paid	78	11	87
Income taxes paid	889	124	467
Supplemental schedule of non-cash investing and financing activities:
Purchases of property and equipment included in payables	¥ 343	$ 48	¥ 410